united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Item 1. Reports to Stockholders.

KKM Enhanced U.S. Equity Fund
(Formerly KKM U.S. Equity ARMOR Fund)

Class A Shares (Symbol: KKMAX)
Class I Shares (Symbol: KKMIX)

SEMI-ANNUAL REPORT
November 30, 2015

1-312-448-7230

Distributed by Northern Lights Distributors, LLC
Member FINRA

KKM Funds Semi-Annual Shareholder Report 11/30/2015

Dear Shareholder,

Market participants faced a volatile market during the six months ending on 11/30/2015. The US markets experienced two pronounced down moves in August and September, uncertainty surrounding the FED’s move to begin the process of normalizing rates, coupled with increased concerns about valuations in the Chinese markets led to great deal of the volatility. Other negative factors affecting price movement were attributed to the focus on biotech, earnings disappointments, as well as global terrorist attacks. During this period the VIX experienced a weekly increase of 113%; the largest week gain ever recorded. Volatility expectations remained elevated from the pre-August lows with the VIX settling at 16.13 for the period. However, as the markets have so often done over the past several years, the major averages were able to recover from these events and find their way back to similar levels which began the period. During this timeframe the KKM Enhanced U.S. Equity Fund was able to realize a small gain with KKMIX up .86% and KKMAX up .72% (without load). The SPY ended the period with a slight loss of -.18%.

Highlights: For the period ending 11/30/2015, the KKM U.S. Equity Fund was able to beat the benchmark SPY by approximately 1%. The fund’s ability to harness volatility allowed for a smoother ride during the market turmoil. The standard deviation of the fund for the period was 7.73% for KKMIX (7.74% for KKMAX) versus the SPY which experienced a 17.23% variance. At the worst levels during the August 2015 selloff KKMIX incurred a drawdown of 4.32% (KKMAX -4.33%) while the SPY experienced a drawdown of 11.91%.

During the period May 31/2015 to November 30/2015 KKM Enhanced U.S. Equity Fund experienced some structural changes. The objective of the fund remains the same; to seek risk-adjusted total return with less volatility than the broader U.S. equity markets.

Upon reaching our 1 year anniversary KKM Financial conducted an internal review of performance which led to KKM dismissing Equity Armor Investments, LLC as the sub-advisor. KKM felt it was in the best interest of the shareholders to seek alternative methods of equity exposure coupled with defensive positioning.

The additions of new team members, Dan Deming, Matt Franz and Dan Bylsma increased KKM’s ability to seek alternative methods of volatility exposure as well as increase KKM’s ability to improve overall management structure which should benefit the fund as well. Upon removal of Equity Armor Investments, LLC as the sub-advisor, KKM bridged a relationship with TOROSO Investments, LLC which became a research provider to the KKM Enhanced U.S. Equity Fund. This relationship has allowed the fund to become more dynamic in nature. Using the TOROSO research coupled with KKM’s experience in portfolio management, we feel the KKM Enhanced U.S. Equity Fund will be better positioned to generate enhanced returns.

The enhance methodology has focused on two areas for fund improvement. The first is a shift toward sector selection within the S&P 500. The equity selection still maintains the fund’s mission to S&P 500 exposure, but seeks to generate enhanced returns by identifying sectors or sub-sectors that have the opportunity to grow faster than the S&P 500 index. The second area would be the volatility exposure. It became very apparent that the old methodology to volatility exposure was more costly than originally expressed by the former sub-advisor. KKM has initiated a dynamic volatility hedging methodology which reacts much quicker to shifts in the volatility landscape while always seeking to provide a downside catastrophic hedge. KKM felt it was necessary to maintain a constant tail-risk hedge, but limit the potential cost of that hedge by defining the actual cost of that tail hedge. The rules based enhanced methodology has created a fixed cost limit for the amount of the tail-risk hedge. KKM expects this overall reduction to the cost structure of volatility hedge will lead to increased performance of the fund. The dynamic volatility hedge has shown the ability to capture shifts in volatility while all the time maintaining a catastrophic hedge.

Definitions

*	S&P 500 - The S&P 500, or the Standard & Poor’s 500, is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.

*	VIX (CBOE Market Volatility Index) – Is a 30-day measure of future expected volatility, determined by the implied volatility levels of a strip of S&P 500 index options.

*	SPY (S&P 500 Trust) – An ETF (Exchange Traded Fund) designed to track the S&P 500 index.

NLD Review Code 6082-NLD-1/26/2016

KKM Enhanced U.S. Equity Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2015

The Fund’s performance figures* for the periods ended November 30, 2015, compared to its benchmark:

	Six Month	Annualized Since
	Performance	Inception **
Class A	0.71%	(1.99)%
Class A with Load	(5.11)%	(5.86)%
Class I	0.82%	(1.73)%
S&P 500 Index	(0.21)%	6.91%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.23% for Class A shares and 1.85% for Class I shares per the September 30, 2015, prospectus. For performance information current to the most recent month-end, please call toll-free 1-844-767-3863.

**	The KKM Enhanced U.S. Equity Fund’s inception date is June 6, 2014. The Fund commenced operations on June 11, 2014. Effective September 30, 2015, KKM U.S. Equity ARMOR Fund was renamed KKM Enhanced U.S. Equity Fund.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

PORTFOLIO COMPOSITION+ (Unaudited)

Exchange-Traded Funds	86.4%
Short-Term Investment	12.9%
Options Purchased	0.2%
Other Assets Less Liabilities	0.5%
100.0%

+Based on Total Net Assets as of November 30, 2015.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

KKM Enhanced U.S. Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 86.4%
	ASSET ALLOCATION FUND - 0.6%
5,040	AccuShares Spot CBOE VIX Up Shares ETF	$91,476

	EQUITY FUNDS - 22.3%
13,400	Credit Suisse VelocityShares Daily Inverse VIX Short-Term ETN *	399,990
50,000	QuantShares US Market Neutral Anti-Beta Fund *	1,000,500
9,700	SPDR S&P 500 ETF Trust	2,024,293
		3,424,783

	SECTOR FUNDS - 63.5%
24,500	SPDR Consumer Discretionary Select Sector SPDR Fund	1,979,110
42,900	SPDR Consumer Staples Select Sector SPDR Fund	2,120,118
25,000	SPDR Health Care Select Sector SPDR Fund	1,777,750
47,300	SPDR Technology Select Sector SPDR Fund	2,079,308
42,400	SPDR Utilities Select Sector SPDR Fund	1,815,568
		9,771,854

	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,129,294)	13,288,113
Contracts
	CALL OPTION PURCHASED - 0.2%
	CBOE SPX Volatility Index, VIX
2,800	Expiration December 2015, Exercise Price $29.00	35,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $161,553)
Shares
	SHORT-TERM INVESTMENT - 12.9%
	MONEY MARKET FUND - 12.9%
1,985,842	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Share Class, 0.03%+	1,985,842
	(Cost - $1,985,842)

	TOTAL INVESTMENTS - 99.5% (Cost - $15,276,689) (b)	$15,308,955
	OTHER ASSETS LESS LIABILITIES - 0.5% (a)	74,239
	NET ASSETS - 100.0%	$15,383,194

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on November 30, 2015.

(a)	Includes unrealized appreciation on futures contracts.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $15,271,756 excluding futures, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$368,337
Unrealized depreciation:	(331,138)
Net unrealized appreciation:	$37,199

The accompanying notes are an integral part of these financial statements.

KKM Enhanced U.S. Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2015

		Unrealized
Contracts		Depreciation
	OPEN SHORT FUTURES CONTRACTS
(11)	S&P E-Mini, December 2015	$(52,462)
	(Underlying Notional Amount $1,143,863)

The accompanying notes are an integral part of these financial statements.

KKM Enhanced U.S. Equity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2015

Assets:

Investments in Securities at Fair Value (at cost $15,276,689)	$15,308,955
Cash Deposits with Broker	249,723
Receivable for Fund Shares Sold	1,050
Due From Adviser	11,656
Prepaid Expenses and Other Assets	46,792
Total Assets	15,618,176

Liabilities:
Payable for Securities Purchased	181,963
Unrealized Depreciation on Futures Contracts	52,462
Accrued Distribution Fees	557
Total Liabilities	234,982

Net Assets	$15,383,194

Composition of Net Assets:
At November 30, 2015, Net Assets consisted of:
Paid-in-Capital	$17,326,964
Accumulated Net Investment Loss	(49,876)
Accumulated Net Realized Loss on Investments, Options, and Futures Transactions	(1,873,698)
Net Unrealized Depreciation on Investments, Options and Futures Contracts	(20,196)
Net Assets	$15,383,194

Net Asset Value, Offering and Redemption Price Per Share(a)
Class A Shares:
Net Assets	$2,535,324
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	262,661

Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (a)	$9.65
Maximum Offering Price Per Share (Maximum sales charge of 5.75%)	$10.24

Class I Shares:
Net Assets	$12,847,870
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	1,329,471
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$9.66

(a)	Prior to September 30, 2015 redemption of shares within 20 days of purchase were assessed a redemption fee of 2.00%.

The accompanying notes are an integral part of these financial statements.

KKM Enhanced U.S. Equity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2015

Investment Income:
Dividend Income	$193,878
Interest Income	92
Total Investment Income	193,970

Expenses:
Investment Advisory Fees	85,142
Legal Fees	23,659
Administration Fees	17,594
Transfer Agent Fees	14,867
Registration and Filing Fees	11,260
Fund Accounting Fees	11,089
Chief Compliance Officer Fees	9,602
Distribution Fees- Class A	7,744
Audit Fees	7,521
Custody Fees	5,847
Non 12b-1 Shareholder Servicing Fees	5,014
Interest Expense	4,429
Trustees’ Fees	4,305
Printing Expense	3,935
Insurance	416
Miscellaneous Expenses	1,466
Total Expenses	213,890
Less: Fees Waived and Expenses Reimbursed by Adviser	(97,562)
Net Expenses	116,328
Net Investment Income	77,642

Net Realized and Unrealized Gain (Loss) on Investments, Options and Futures Transactions:
Net Realized Gain (Loss) on:
Investments (includes realized gain on trade error of $172)	(436,020)
Options	(258,871)
Futures Contracts	1,358,170
663,279
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(605,573)
Options	(119,114)
Futures Contracts	43,883
(680,804)
Net Realized and Unrealized Loss on Investments, Options and Futures Transactions	(17,525)

Net Increase in Net Assets Resulting From Operations	$60,117

The accompanying notes are an integral part of these financial statements.

KKM Enhanced U.S. Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Period*
	Ended	Ended
	November 30, 2015	May 31, 2015
	(Unaudited)
Operations:
Net Investment Income	$77,642	$27,783
Net Realized Gain (Loss) on Investments, Options and Futures Contracts	663,279	(2,536,977)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options and Futures Contracts	(680,804)	660,608
Net Increase (Decrease) in Net Assets Resulting From Operations	60,117	(1,848,586)

Distributions to Shareholders From:
Income
Class A	(12,569)	(26,472)
Class I	(77,307)	(43,585)
Net decrease in net assets from distributions to shareholders	(89,876)	(70,057)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	457,603	18,607,421
Distributions Reinvested	12,568	25,855
Redemption Fees	3	692
Cost of Shares Redeemed	(11,858,466)	(4,005,022)
Total Class A Transactions	(11,388,292)	14,628,946

Class I Shares:
Proceeds from Shares Issued	190,200	33,520,744
Distributions Reinvested	66,416	40,535
Redemption Fees	16	927
Cost of Shares Redeemed	(7,697,776)	(12,030,120)
Total Class I Transactions	(7,441,144)	21,532,086

Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(18,829,436)	36,161,032

Increase (Decrease) in Net Assets	(18,859,195)	34,242,389

Net Assets:
Beginning of Period*	$34,242,389	$—
End of Period	$15,383,194	$34,242,389

* Includes accumulated net investment loss of:	$(49,876)	$(37,642)

Share Activity:
Class A Shares:
Shares Issued	47,569	1,854,977
Shares Reinvested	1,338	2,570
Shares Redeemed	(1,240,495)	(403,298)
Net increase (decrease) in shares of beneficial interest outstanding	(1,191,588)	1,454,249

Class I Shares:
Shares Issued	19,628	3,320,115
Shares Reinvested	7,066	4,029
Shares Redeemed	(798,578)	(1,222,789)
Net increase (decrease) in shares of beneficial interest outstanding	(771,884)	2,101,355

*	Commencement of Operations on June 6, 2014.

The accompanying notes are an integral part of these financial statements.

KKM Enhanced U.S. Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Class A
	Six Months	Period
	Ended	Ended
	November 30, 2015	May 31, 2015*
	(Unaudited)
Net Asset Value, Beginning of Period	$9.62	$10.00

Increase (Decrease) From Operations:
Net investment income (a)	0.02	0.01
Net realized and unrealized gain (loss) from investments, options, and futures contracts	0.05	(0.37)
Total from operations	0.07	(0.36)

Distributions to shareholders from:
Net investment income	(0.04)	(0.02)
Total distributions	(0.04)	(0.02)

Paid in capital from redemption fees (f)	0.00	0.00

Net Asset Value, End of Period	$9.65	$9.62

Total Return (b)(e)	0.71%	(3.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,535	$13,990
Ratio of expenses to average net assets:
before reimbursement (c)(d)(g)	2.36%	2.15%
net of reimbursement (d)(g)	1.34%	1.30%
Ratio of expenses to average net assets (excluding interest on margin account):
before reimbursement (c)(d)(g)	2.32%	2.15%
net of reimbursement (d)(g)	1.30%	1.30%
Ratio of net investment income to average net assets (d)(h)	0.68%	0.07%
Portfolio turnover rate (e)	85%	211%

*	The KKM Enhanced U.S. Equity Fund commenced operations on June 11, 2014.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	Amount represents less than $0.005.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

KKM Enhanced U.S. Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Class I
	Six Months	Period
	Ended	Ended
	November 30, 2015	May 31, 2015*
	(Unaudited)
Net Asset Value, Beginning of Period	$9.64	$10.00

Increase (Decrease) From Operations:
Net investment income (a)	0.04	0.01
Net realized and unrealized gain (loss) from investments, options, and futures contracts	0.04	(0.34)
Total from operations	0.08	(0.33)

Distributions to shareholders from:
Net investment income	(0.06)	(0.03)
Total distributions	(0.06)	(0.03)

Paid in capital from redemption fees (f)	0.00	0.00

Net Asset Value, End of Period	$9.66	$9.64

Total Return (b)(e)	0.82%	(3.32)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,848	$20,252
Ratio of expenses to average net assets:
before reimbursement (c)(d)(g)	2.11%	1.77%
net of reimbursement (d)(g)	1.09%	1.05%
Ratio of expenses to average net assets (excluding interest on margin account):
before reimbursement (c)(d)(g)	2.07%	1.77%
net of reimbursement (d)(g)	1.05%	1.05%
Ratio of net investment income to average net assets (d)(h)	0.93%	0.15%
Portfolio turnover rate (e)	85%	211%

*	The KKM Enhanced U.S. Equity Fund commenced operations on June 11, 2014.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	Amount represents less than $0.005.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

KKM Enhanced U.S. Equity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2015

1.	ORGANIZATION

KKM Enhanced U.S. Equity Fund (formerly KKM U.S. Equity ARMOR Fund through September 30, 2015) (the “Fund), is a series of shares of beneficial interest of the Northern Lights Fund Trust II, (the “Trust”), a Delaware statutory trust organized on August 26, 2010. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as non-diversified, open-end management investment companies. The primary investment objective of the Fund is to seek risk-adjusted total return with less volatility than the broader U.S. equities market. The inception date of the Fund is June 6, 2014. Prior to September 30, 2015, the Fund was known as KKM U.S. Equity ARMOR Fund. The Fund offers two classes of shares designated as Class A and Class I. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Index options are valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing

KKM Enhanced U.S. Equity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2015 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,288,113	$—	$—	$13,288,113
Options Purchased	—	35,000	—	35,000
Short-Term Investment	1,985,842	—	—	1,985,842
Total	$15,273,955	$35,000	$—	$15,308,955

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$52,462	$—	$—	$52,462
Total	$52,462	$—	$—	$52,462

KKM Enhanced U.S. Equity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the six months ended November 30, 2015.

It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end of the reporting period.

*	Represents unrealized depreciation on all open futures contracts as of November 30, 2015.

Exchange Traded Funds (“ETF”) – The Fund may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premiums paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. To manage equity price risk, the Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Fund will receive from or pays to the broker a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Fund will recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

The notional value represents amounts related to the Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Fund’s futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, the Fund’s exposure is equal to the notional value of contracts held. The Fund’s obligations will generally equal only the amount to be paid or received through the Futures Contracts.

KKM Enhanced U.S. Equity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

Derivatives Disclosure –

Fair Values of Derivative Instruments in the Fund as of November 30, 2015:

Statements of Assets and Liabilities	Asset Derivatives	Liability Derivatives
Contract Type/

	Statement of Assets and		Statement of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value
Equity risk	Investments in Securities at Value	$35,000	Unrealized depreciation on futures contracts, net	$(52,462	) *
Total		$35,000		$(52,462)

*	Represents unrealized depreciation on all open futures contracts as of November 30, 2015.

The effect of Derivative Instruments on the Statements of Operations for the six months ended November 30, 2015:

Statements of			Change in
Operations		Realized	Unrealized
Contract Type/	Location of Gain or (Loss) On	Gain (Loss) on	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity risk	Net realized gain on options	$1,358,170
	Net realized loss on futures contracts	(258,871)
	Net change in unrealized depreciation on options		$(119,114)
	Net change in unrealized appreciation on futures contract		43,883
Total		$1,099,299	$(75,231)

The derivative instruments outstanding as of November 30, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets –

The Fund’s policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. During the six months ended November 30, 2015 the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at November 30, 2015.

		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Futures Contracts	$(52,462)	$—	$(52,462)	$—	$52,462	$—
Total	$(52,462)	$—	$(52,462)	$—	$52,462	$—

(1)	Collateral is only presented to the extent of the unrealized appreciation/(depreciation) in this table.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities. The Fund’s

KKM Enhanced U.S. Equity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax year (2015) or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended November 30, 2015, amounted to $15,056,052 and $29,503,194, respectively, for the Fund.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

KKM Financial LLC serves as the Fund’s investment adviser (the “Adviser”). Through October 22, 2015, the Adviser had engaged Equity Armor Investments, LLC (the “Sub-adviser”) as the sub-adviser to the Fund. The Adviser and not the Fund paid the Sub-adviser a portion of its advisory fee.

Advisory Fees – Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended November 30, 2015, the Adviser earned advisory fees of $85,142 from the Fund.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until September 30, 2016, so that the total annual operating expenses of the Fund do not exceed 1.30% and 1.05% of the average daily net assets of the Class A and Class I shares, respectively. Advisory fee waivers or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved

KKM Enhanced U.S. Equity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

within the foregoing expense limits. During the six months ended November 30, 2015, the Adviser waived fees and reimbursed expenses of $97,562. As of May 31, 2015, the cumulative expenses subject to recapture amounted to $198,238 which expires May 31, 2018.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended November 30, 2015, the Fund incurred distribution fees of $7,744 on Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended November 30, 2015, the Distributor received no underwriting commissions for sales of Class A shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agent services to the Fund. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended May 31, 2015 was as follows:

For the period ended May 31, 2015:

Ordinary	Long-Term	Return of
Income	Capital Gains	Capital	Total
$70,057	$—	$—	$70,057

As of May 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,746,690)	$(156,687)	$(772,520)	$761,886	$(1,914,011)

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
$37,642

KKM Enhanced U.S. Equity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2015

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as follows:

Post October
Losses
$1,709,048

At May 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$—	$156,687	$156,687

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and ordinary distributions, resulted in reclassifications for the period ended May 31, 2015 as follows:

Paid	Undistributed	Undistributed
In	Ordinary	Long-Term
Capital	Income (Loss)	Gains (Loss)
$(4,632)	$4,632	$—

6.	REDEMPTION FEES

Prior to September 30, 2015 the Fund assessed a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares within 20 days of purchase. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the period June 1, 2015 to September 30, 2015, the Fund assessed $19 in redemption fees in Fund.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07“Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share(or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The practical expedient allows entities to estimate the fair value of certain investments by using the NAV per share as of their measurement date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

KKM Enhanced U.S. Equity Fund
EXPENSE EXAMPLES (Unaudited)
November 30, 2015

As a shareholder of the KKM Enhanced U.S. Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 through November 30, 2015.

Actual Expenses

The “Actual” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or contingent deferred sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning	Ending	Expenses	Ending	Expenses
	Funds Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio**	6/1/15	11/30/15	Period*	11/30/15	Period*
KKM Enhanced U.S. Equity Fund	1.30%	$1,000.00	$1,007.10	$6.52	$1,018.50	$6.56

Class I
KKM Enhanced U.S. Equity Fund	1.05%	$1,000.00	$1,008.20	$5.27	$1,019.75	$5.30

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period June 1, 2015 to November 30, 2015 (183) divided by the number of days in the fiscal year (366).

**	Annualized expense ratio does not include interest expense.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-844-767-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1stand 3 rd Fiscal Quarter Portfolio Holdings

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-767-3863.

Investment Adviser
KKM Financial LLC
141 W. Jackson Blvd, Suite 1711
Chicago, IL 60604

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President/Principal Executive Officer

Date 2/5/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President/Principal Executive Officer

Date 2/5/16

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer/Principal Financial Officer

Date 2/5/16